Inventories - Additional Information (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Inventories
Inventories recognized as an expense	$ 4,023,409	$ 4,065,381	$ 1,909,606
Cost of sales including depreciation	$ 471,940	$ 687,023	$ 232,195